Share-based Compensation - Summary of Outstanding Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	2,080,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	3 years
Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	720,600	623,850
Warrants outstanding and exercisable, Weighted average contractual life (years)	9 years 2 months 4 days	7 years 11 months 19 days
Number of options, Stock options exercisable	159,017	22,500
Weighted average contractual life, Stock options exercisable (years)	9 years 25 days	4 years 11 months 19 days
$1.15 | Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	400,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	9 years 4 months 28 days
$1.19 | Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	81,600
Warrants outstanding and exercisable, Weighted average contractual life (years)	9 years 5 months 26 days
Number of options, Stock options exercisable	81,600
Weighted average contractual life, Stock options exercisable (years)	9 years 5 months 26 days
$3.15 | Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants	239,000	373,850
Warrants outstanding and exercisable, Weighted average contractual life (years)	8 years 8 months 4 days	9 years 2 months 15 days
Number of options, Stock options exercisable	77,417	22,500
Weighted average contractual life, Stock options exercisable (years)	8 years 7 months 17 days	4 years 11 months 19 days
$5.93 | Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrants outstanding and exercisable, Number of warrants		250,000
Warrants outstanding and exercisable, Weighted average contractual life (years)		6 years 4 months 13 days